UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS (Details) - CAD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Jun. 04, 2020
Unsecured debentures and term loans, net
Amortized Cost	[1]	$ 2,425,089	$ 2,178,122
Principal issued and outstanding		2,434,136	2,185,949
Non-current		2,425,089	1,928,252
Current			249,870
Net Unsecured Debentures and Term Loans, Non current		2,425,089	2,178,122
2021 Debentures
Unsecured debentures and term loans, net
Amortized Cost	[1]	0	249,870
Principal issued and outstanding		0	250,000
2023 Debentures
Unsecured debentures and term loans, net
Amortized Cost	[1]	399,387	399,066
Principal issued and outstanding		400,000	400,000
2027 Debentures
Unsecured debentures and term loans, net
Amortized Cost	[1]	497,618	497,179
Principal issued and outstanding		500,000	500,000	$ 370,300
2028 Debentures
Unsecured debentures and term loans, net
Amortized Cost	[1]	497,420	0
Principal issued and outstanding		500,000	0
2030 Debentures
Unsecured debentures and term loans, net
Amortized Cost	[1]	497,317	497,060
Principal issued and outstanding		500,000	500,000
2024 Term Loan
Unsecured debentures and term loans, net
Amortized Cost	[1]	233,740	235,419
Principal issued and outstanding		234,136	235,949
2026 Term Loan
Unsecured debentures and term loans, net
Amortized Cost	[1]	299,607	299,528
Principal issued and outstanding		$ 300,000	$ 300,000

[1]	The amounts outstanding are net of deferred financing costs and, in the case of the term loans, debt modification losses. The deferred financing costs and debt modification losses are amortized using the effective interest method and are recorded in interest expense.